CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 284,489,282	$ 159,012,092
Restricted cash	1,217,414
Accounts receivable, net of allowance for doubtful accounts of $16,108,520 and $12,563,981 as of December 31, 2019 and 2020, respectively	202,701,987	147,637,497
Contract assets, net of allowance for doubtful accounts of nil and $119,798 as of December 31, 2019 and 2020, respectively	1,884,193	829,723
Marketable securities	4,303,905	3,437,739
Customer deposits	11,550,586	57,174,006
Prepaid expenses and other current assets	7,483,504	5,436,412
Amounts due from related parties	9,076,358	9,673,069
Total current assets	522,707,229	383,200,538
Property and equipment, net	17,002,113	18,108,430
Intangible assets, net	34,213,342	45,580,698
Right-of-use assets	25,665,519	26,776,095
Investment in affiliates	31,331	52,991
Deferred tax assets, net	40,904,877	49,310,820
Other non-current assets	1,436,301	1,450,406
TOTAL ASSETS	641,960,712	524,479,978
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Leju of $1,034,281 and $2,714,357 as of December 31, 2019 and 2020, respectively)	2,833,992	1,523,084
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to Leju of $29,839,798 and $27,228,398 as of December 31, 2019 and 2020, respectively)	29,221,956	32,786,706
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Leju of $25,617,526 and $27,877,546 as of December 31, 2019 and 2020, respectively)	63,040,929	56,690,976
Other tax payable (including other tax payable of the consolidated VIEs without recourse to Leju of $19,150,299 and $19,184,369 as of December 31, 2019 and 2020, respectively)	21,203,795	20,056,387
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Leju of $3,263,567 and $4,737,776 as of December 31, 2019 and 2020, respectively)	7,105,885	4,406,777
Advances from customers (including advance from customers of the consolidated VIEs without recourse to Leju of $33,854,579 and $95,059,745 as of December 31, 2019 and 2020, respectively)	95,340,295	34,245,744
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Leju of $5,128,021 and $5,375,547 as of December 31, 2019 and 2020, respectively)	5,461,234	5,189,251
Accrued marketing and advertising expenses (including accrued marketing and advertising expenses of the consolidated VIEs without recourse to Leju of $46,724,846 and $63,973,194 as of December 31, 2019 and 2020, respectively)	70,086,288	49,830,475
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Leju of $28,394,803 and $19,030,481 as of December 31, 2019 and 2020, respectively)	22,595,612	32,783,691
Total current liabilities	316,889,986	237,513,091
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Leju of $89,943 and $91,205 as of December 31, 2019 and 2020, respectively)	8,558,649	11,741,607
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Leju of $22,795,137 and $21,680,018 as of December 31, 2019 and 2020, respectively)	21,727,117	22,866,163
Total liabilities	347,175,752	272,120,861
Shareholders' Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 135,812,719 and 136,326,020 shares issued and outstanding, as of December 31, 2019 and 2020, respectively	136,326	135,813
Additional paid-in capital	799,536,607	796,191,796
Accumulated deficit	(498,000,567)	(517,302,805)
Subscription receivables	(50,286)
Accumulated other comprehensive loss	(5,695,204)	(23,624,206)
Total Leju Holdings Limited Shareholders' Equity	295,926,876	255,400,598
Non-controlling interests	(1,141,916)	(3,041,481)
Total equity	294,784,960	252,359,117
TOTAL LIABILITIES AND EQUITY	$ 641,960,712	$ 524,479,978